Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Tabular Disclosures of Pay and Performance

Our CEO is the principal executive officer (“PEO”). The following table sets forth information concerning the compensation of our PEO(s) and other NEOs for each of the years ending December 31, 2025, 2024, 2023, 2022 and 2021 as well as our financial performance for each year.

							Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compen- sation Table Total for PEO (Hammons) ($) (b)	Compen- sation Actually Paid to PEO (Hammons) ($) (c)	Summary Compen- sation Table Total for PEO (Hingtgen) ($) (b)	Compen- sation Actually Paid to PEO (Hingtgen) ($) (c)	Average Summary Compen- sation Table Total for Non-PEO NEOs ($) (d)	Average Compen- sation Actually Paid to Non-PEO NEOs ($) (e)	Total Share- holder Return ($) (f)	Peer Group Total Share- holder Return ($) (g)	Net Income (Loss) (h) ($ in millions)	Adjusted EBITDA (i) ($ in millions)

2025	4,772,869	3,911,235	7,854,699	(4,993,037)	2,273,723	2,177,782	108	149	676	1,526
2024	—	—	7,629,625	7,134,683	2,416,467	2,254,950	103	132	(362)	1,540
2023	—	—	8,348,223	5,923,701	2,288,615	1,779,564	108	131	16	1,453
2022	—	—	6,302,542	159,238	3,694,426	(236,523)	149	131	179	1,466
2021	—	—	9,526,625	15,121,986	5,415,424	7,635,716	459	139	368	1,969

Column (b) Reflects compensation amounts reported in the “Summary Compensation Table” (“SCT”) as applicable for Kevin J. Hammons, our CEO since October 1, 2025, and Tim L. Hingtgen, our former CEO for the first nine months of 2025 and full years for 2024, 2023, 2022 and 2021.

Column (c) “Compensation actually paid” (“CAP”) to our CEO in each of 2025, 2024, 2023, 2022 and 2021 (individually referred to as “Covered Year”) reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.

	2025	2025	2024	2023	2022	2021
CEO	Kevin J. Hammons	Tim L. Hingtgen	Tim L. Hingtgen	Tim L. Hingtgen	Tim L. Hingtgen	Tim L. Hingtgen
Total Compensation per the SCT	$4,772,869	$7,854,699	$7,629,625	$8,348,223	$6,302,542	$9,526,625
Less: Stock and Option Award values reported in the SCT	$(1,017,000)	$(2,260,000)	$(2,160,000)	$(4,612,000)	$(3,779,000)	$(3,265,000)
Plus: Fair Value of Stock and Option Awards Granted during the Covered Year	$1,046,700	$2,326,000	$2,232,000	$2,334,000	$1,620,000	$4,924,000
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	$84,600	$—	$(119,000)	$(771,001)	$(4,931,670)	$2,818,729
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	$21,754	$4,005	$(73,600)	$73,332	$(24,582)	$1,200,313
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	$(373,152)	$(8,464,645)	$(520,832)	$(172,800)	$(3,110)	$(5,000)
Less: Aggregate Change in Actuarial Present Value of Defined Benefit Plans	$(1,059,139)	$(4,453,096)	$(896,801)	$(347,168)	$(499,859)	$(1,520,328)
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	$434,603	$—	$1,043,291	$1,071,115	$1,474,917	$1,442,647
Compensation Actually Paid	$3,911,235	$(4,993,037)	$7,134,683	$5,923,701	$159,238	$15,121,986

Column (d) Reflects the average compensation amounts reported in the SCT for our Non-PEO NEOs.

Column (e) The following Non-PEO NEOs are included in the average figures shown below:

2025 – Jason K. Johnson, Kevin A. Stockton, Chad A. Campbell and Mark B. Medley

2024 – Kevin J. Hammons, Lynn T. Simon, Kevin A. Stockton and Chad A. Campbell

2023 – Kevin J. Hammons, Lynn T. Simon, Kevin A. Stockton and Chad A. Campbell

2022 – Wayne T. Smith, Kevin J. Hammons, Lynn T. Simon, and Mark B. Medley

2021 – Wayne T. Smith, Kevin J. Hammons, Lynn T. Simon and Benjamin Fordham

	2025	2024	2023	2022	2021
Total Compensation per the SCT	$2,273,723	$2,416,467	$2,288,615	$3,694,426	$5,415,424
Less: Stock and Option Award values reported in the SCT	$(316,425)	$(526,500)	$(1,037,700)	$(2,138,500)	$(1,850,378)
Plus: Fair Value of Stock and Option Awards Granted during the Covered Year	$325,500	$544,050	$525,150	$917,325	$2,785,947
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	$24,750	$(33,338)	$(293,630)	$(2,595,277)	$1,489,657
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	$6,955	$(24,750)	$63,966	$86,796	$632,161
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	$(103,342)	$(208,928)	$(32,400)	$(90,820)	$(57,500)
Less: Aggregate Change in Actuarial Present Value of Defined Benefit Plans	$(274,223)	$(251,805)	$(56,263)	$(440,806)	$(1,002,492)
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	$240,844	$339,753	$321,826	$330,333	$222,897
Compensation Actually Paid	$2,177,782	$2,254,950	$1,779,564	$(236,523)	$7,635,716

Column (f) Represents the cumulative total shareholder return for the Company for the measurement periods beginning December 31, 2020 and ending on December 31, 2025, 2024, 2023, 2023 and 2021, respectively.

Column (g) Represents the cumulative total shareholder return of the Dow Jones U.S. Healthcare Index (“Peer Group Total Shareholder Return”) for the measurement periods beginning December 31, 2020 and ending on December 31, 2025, 2024, 2023, 2023 and 2021, respectively.

Column (h) Reflects Net Income as included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2025, 2024, 2023, 2022 and 2021.

Column (i) The Company-Selected Measure is Adjusted EBITDA, a non-GAAP financial measure. See Annex A — Non-GAAP Financial Measures for additional information regarding Adjusted EBITDA, including how Adjusted EBITDA is calculated from the Company’s financial statements.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote	The following Non-PEO NEOs are included in the average figures shown below:

2025 – Jason K. Johnson, Kevin A. Stockton, Chad A. Campbell and Mark B. Medley

2024 – Kevin J. Hammons, Lynn T. Simon, Kevin A. Stockton and Chad A. Campbell

2023 – Kevin J. Hammons, Lynn T. Simon, Kevin A. Stockton and Chad A. Campbell

2022 – Wayne T. Smith, Kevin J. Hammons, Lynn T. Simon, and Mark B. Medley

2021 – Wayne T. Smith, Kevin J. Hammons, Lynn T. Simon and Benjamin Fordham

Peer Group Issuers, Footnote			Represents the cumulative total shareholder return of the Dow Jones U.S. Healthcare Index (“Peer Group Total Shareholder Return”) for the measurement periods beginning December 31, 2020 and ending on December 31, 2025, 2024, 2023, 2023 and 2021, respectively.
Adjustment To PEO Compensation, Footnote	“Compensation actually paid” (“CAP”) to our CEO in each of 2025, 2024, 2023, 2022 and 2021 (individually referred to as “Covered Year”) reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.

	2025	2025	2024	2023	2022	2021
CEO	Kevin J. Hammons	Tim L. Hingtgen	Tim L. Hingtgen	Tim L. Hingtgen	Tim L. Hingtgen	Tim L. Hingtgen
Total Compensation per the SCT	$4,772,869	$7,854,699	$7,629,625	$8,348,223	$6,302,542	$9,526,625
Less: Stock and Option Award values reported in the SCT	$(1,017,000)	$(2,260,000)	$(2,160,000)	$(4,612,000)	$(3,779,000)	$(3,265,000)
Plus: Fair Value of Stock and Option Awards Granted during the Covered Year	$1,046,700	$2,326,000	$2,232,000	$2,334,000	$1,620,000	$4,924,000
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	$84,600	$—	$(119,000)	$(771,001)	$(4,931,670)	$2,818,729
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	$21,754	$4,005	$(73,600)	$73,332	$(24,582)	$1,200,313
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	$(373,152)	$(8,464,645)	$(520,832)	$(172,800)	$(3,110)	$(5,000)
Less: Aggregate Change in Actuarial Present Value of Defined Benefit Plans	$(1,059,139)	$(4,453,096)	$(896,801)	$(347,168)	$(499,859)	$(1,520,328)
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	$434,603	$—	$1,043,291	$1,071,115	$1,474,917	$1,442,647
Compensation Actually Paid	$3,911,235	$(4,993,037)	$7,134,683	$5,923,701	$159,238	$15,121,986

Non-PEO NEO Average Total Compensation Amount			$ 2,273,723	$ 2,416,467	$ 2,288,615	$ 3,694,426	$ 5,415,424
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,177,782	2,254,950	1,779,564	(236,523)	7,635,716
Adjustment to Non-PEO NEO Compensation Footnote

	2025	2024	2023	2022	2021
Total Compensation per the SCT	$2,273,723	$2,416,467	$2,288,615	$3,694,426	$5,415,424
Less: Stock and Option Award values reported in the SCT	$(316,425)	$(526,500)	$(1,037,700)	$(2,138,500)	$(1,850,378)
Plus: Fair Value of Stock and Option Awards Granted during the Covered Year	$325,500	$544,050	$525,150	$917,325	$2,785,947
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	$24,750	$(33,338)	$(293,630)	$(2,595,277)	$1,489,657
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	$6,955	$(24,750)	$63,966	$86,796	$632,161
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	$(103,342)	$(208,928)	$(32,400)	$(90,820)	$(57,500)
Less: Aggregate Change in Actuarial Present Value of Defined Benefit Plans	$(274,223)	$(251,805)	$(56,263)	$(440,806)	$(1,002,492)
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	$240,844	$339,753	$321,826	$330,333	$222,897
Compensation Actually Paid	$2,177,782	$2,254,950	$1,779,564	$(236,523)	$7,635,716

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Listed below, in no specific order, are the performance measures which in our assessment represent the most important measures we used to link compensation actually paid to our NEOs for 2025 to the Company’s performance:

Adjusted EBITDA

- - - - -

Cumulative Same-Store Adjusted EBITDA Growth

- - - - -

Net Revenues

- - - - -

Cumulative Same-Store Consolidated Net Revenue Growth

- - - - -

Consolidated Adjusted EBITDA Margin Improvement

Total Shareholder Return Amount			$ 108	103	108	149	459
Peer Group Total Shareholder Return Amount			$ 149	$ 132	$ 131	$ 131	$ 139
Company Selected Measure Amount			1,526,000,000	1,540,000,000	1,453,000,000	1,466,000,000	1,969,000,000
Net Income (Loss)			$ 676,000,000	$ (362,000,000)	$ 16,000,000	$ 179,000,000	$ 368,000,000
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description			The Company-Selected Measure is Adjusted EBITDA, a non-GAAP financial measure. See Annex A — Non-GAAP Financial Measures for additional information regarding Adjusted EBITDA, including how Adjusted EBITDA is calculated from the Company’s financial statements.
Measure:: 2
Pay vs Performance Disclosure
Name			Cumulative Same-Store Adjusted EBITDA Growth
Measure:: 3
Pay vs Performance Disclosure
Name			Net Revenues
Measure:: 4
Pay vs Performance Disclosure
Name			Cumulative Same-Store Consolidated Net Revenue Growth
Measure:: 5
Pay vs Performance Disclosure
Name			Consolidated Adjusted EBITDA Margin Improvement
Kevin J. Hammons [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 4,772,869
PEO Actually Paid Compensation Amount			3,911,235
PEO Name	Kevin J. Hammons
Tim Hingtgen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			7,854,699	7,629,625	8,348,223	6,302,542	9,526,625
PEO Actually Paid Compensation Amount			(4,993,037)	$ 7,134,683	$ 5,923,701	$ 159,238	$ 15,121,986
PEO Name		Tim L. Hingtgen		Tim L. Hingtgen	Tim L. Hingtgen	Tim L. Hingtgen	Tim L. Hingtgen
PEO | Kevin J. Hammons [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,017,000)
PEO | Kevin J. Hammons [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,046,700
PEO | Kevin J. Hammons [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			84,600
PEO | Kevin J. Hammons [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			21,754
PEO | Kevin J. Hammons [Member] | Fair Value of Stock and Option Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(373,152)
PEO | Kevin J. Hammons [Member] | Aggregate Change in Actuarial Present Value of Defined Benefit Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,059,139)
PEO | Kevin J. Hammons [Member] | Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			434,603
PEO | Tim Hingtgen [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,260,000)	$ (2,160,000)	$ (4,612,000)	$ (3,779,000)	$ (3,265,000)
PEO | Tim Hingtgen [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,326,000	2,232,000	2,334,000	1,620,000	4,924,000
PEO | Tim Hingtgen [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(119,000)	(771,001)	(4,931,670)	2,818,729
PEO | Tim Hingtgen [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,005	(73,600)	73,332	(24,582)	1,200,313
PEO | Tim Hingtgen [Member] | Fair Value of Stock and Option Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,464,645)	(520,832)	(172,800)	(3,110)	(5,000)
PEO | Tim Hingtgen [Member] | Aggregate Change in Actuarial Present Value of Defined Benefit Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,453,096)	(896,801)	(347,168)	(499,859)	(1,520,328)
PEO | Tim Hingtgen [Member] | Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,043,291	1,071,115	1,474,917	1,442,647
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(316,425)	(526,500)	(1,037,700)	(2,138,500)	(1,850,378)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			325,500	544,050	525,150	917,325	2,785,947
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			24,750	(33,338)	(293,630)	(2,595,277)	1,489,657
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,955	(24,750)	63,966	86,796	632,161
Non-PEO NEO | Fair Value of Stock and Option Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(103,342)	(208,928)	(32,400)	(90,820)	(57,500)
Non-PEO NEO | Aggregate Change in Actuarial Present Value of Defined Benefit Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(274,223)	(251,805)	(56,263)	(440,806)	(1,002,492)
Non-PEO NEO | Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 240,844	$ 339,753	$ 321,826	$ 330,333	$ 222,897